Leases	12 Months Ended
Dec. 31, 2023
Leases
Leases

B4. Leases

The Group leases land and buildings, vehicles, and other equipment. The lease durations vary from lease to lease according to the asset leased and local practices. Some of the Group’s leases have extension and termination options attached to them. Lease extension options and lease termination options are only included in the calculation of the lease liability if there is reasonable certainty that they will be exercised. Judgement is required to determine the level of certainty.

The value of leases to which the Group is committed but have not yet commenced is not material.

A breakdown of the right-of-use (ROU) assets is shown below:

	Land and		Other
	buildings	Vehicles[1]	equipment	Total
	£m	£m	£m	£m
Net book value
At 1 January 2022	94	132	2	228
Exchange differences	—	3	—	3
Additions	69	69	—	138
Acquisition of companies and businesses[1]	79	115	—	194
Impairment charge[3]	(17)	—	—	(17)
Depreciation charge	(43)	(45)	(1)	(89)
Reclassification to property, plant and equipment[2]	—	(8)	—	(8)
At 31 December 2022 (retrospectively adjusted)	182	266	1	449

At 1 January 2023	182	266	1	449
Exchange differences	(8)	(11)	—	(19)
Additions	63	91	1	155
Disposals	(3)	(3)	—	(6)
Acquisition of companies and businesses	1	—	—	1
Depreciation charge	(57)	(62)	(1)	(120)
Reclassification to property, plant and equipment[2]	—	(8)	—	(8)
At 31 December 2023	178	273	1	452
1.

Right-of-use assets have been retrospectively adjusted by a decrease of £5m in 2022, in accordance with IFRS 3 , to reflect measurement period adjustments made relating to the Terminix acquisition (see Note B1).

2.	Certain leased assets become owned assets at the end of their lease period and are therefore reclassified to property, plant and equipment (Note B3).

Analysis of the Group’s lease liabilities is shown below:

		Retrospectively
		adjusted
	2023	2022[1]
	£m	£m
At 1 January	460	217
Exchange differences	(20)	(1)
Lease payments	(182)	(114)
Interest	25	10
Additions	161	140
Acquisition of companies and businesses	1	208
At 31 December	445	460
Analysed as follows:
Non-current	318	325
Current	127	135
Total	445	460
1.	Lease liabilities have been retrospectively adjusted by a decrease of £7m in 2022, in accordance with IFRS 3, to reflect measurement period adjustments made relating to the Terminix acquisition (see Note B1).

Lease liabilities analysed by currency:

		Retrospectively
		adjusted
	2023	2022[1]
	£m	£m
Pound sterling	34	34
Euro	63	61
US dollar	289	307
Other currencies	59	58
At 31 December	445	460
1.	Lease liabilities have been retrospectively adjusted by a decrease of £7m in 2022, in accordance with IFRS 3, to reflect measurement period adjustments made relating to the Terminix acquisition (see Note B1).

Lease liabilities are payable as follows:

		Retrospectively
		adjusted
	2023	2022[1]
	£m	£m
Less than one year	146	144
Between one and five years	298	277
More than five years	72	82
Future minimum payments	516	503
Effect of discounting	(71)	(43)
Carrying value	445	460
1.	Lease liabilities have been retrospectively adjusted by a decrease of £7m in 2022, in accordance with IFRS 3, to reflect measurement period adjustments made relating to the Terminix acquisition (see Note B1).

Other lease costs not already described are set out below:

	2023	2022
	£m	£m
Expenses relating to short-term leases	14	13
Expenses relating to leases of low-value assets	8	8
Expenses relating to variable lease payments	2	—
At 31 December	24	21

The Group has no material arrangements where it acts as a lessor.